Value of Stock-Based Compensation Awards Stock Options (Detail) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Share Based Compensation [Line Items]
Number of options exercisable at end of fiscal year	5,704	7,784	8,482
Weighted average exercise price of options exercisable at end of fiscal year	$ 22.65	$ 26.38	$ 27.31
Weighted average grant date fair value of options granted during the fiscal year	$ 6.35	$ 5.29	$ 2.92
Total intrinsic value of options exercised during the fiscal year	$ 23.5	$ 8.0	$ 0.9
Fair value of options that vested during the fiscal year	$ 16.9	$ 4.5	$ 6.3